SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
For year ended	December 31, 2012		December 31, 2011		December 31, 2010

Cash paid during the period for:	$		$		$
Interest		-		46,699		-
Income taxes		-		-		-